Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AB CAP FUND, INC.
- AB Sustainable US Thematic Portfolio (the “Fund”)
Class A (Ticker: SUTAX); Class C (Ticker: SUTCX); Advisor Class (Ticker: FFTYX); Class Z (Ticker: SUTZX)

Supplement dated February 23, 2023 to the Fund’s Prospectus and Summary Prospectus dated October 31, 2022, as amended.
*        *        *        *        *
The following replaces the “Performance Table” section under the heading “Bar Chart and Performance Information” in the Prospectus and Summary Prospectus for the Fund.
Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2021)

		1 Year	Since Inception
Advisor Class*,**	Return Before Taxes	26.26%	21.98%
	Return After Taxes on Distributions	22.88%	21.04%
	Return After Taxes on Distributions and Sale of Fund Shares	16.62%	17.67%
Class A**	Return Before Taxes	20.57%	20.52%
Class C**	Return Before Taxes	24.01%	20.77%
Class Z**	Return Before Taxes	26.26%	21.98%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		28.71%	18.12%
*	After‑tax Returns:
–
Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Fund shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
**
Inception date for Advisor Class shares is June 28, 2017. Inception date for Class A shares and Class Z shares is January 31, 2022. Inception date for Class C shares is April 29, 2022. Performance information for Class A shares, Class C and Class Z shares for periods prior to their inception date is the performance of the Fund’s Advisor Class shares adjusted to reflect the expenses of Class A shares, Class C shares and Class Z shares, respectively.

*        *        *        *        *

AB Sustainable US Thematic Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AB CAP FUND, INC.
- AB Sustainable US Thematic Portfolio (the “Fund”)
Class A (Ticker: SUTAX); Class C (Ticker: SUTCX); Advisor Class (Ticker: FFTYX); Class Z (Ticker: SUTZX)

Supplement dated February 23, 2023 to the Fund’s Prospectus and Summary Prospectus dated October 31, 2022, as amended.
*        *        *        *        *
The following replaces the “Performance Table” section under the heading “Bar Chart and Performance Information” in the Prospectus and Summary Prospectus for the Fund.
Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2021)

		1 Year	Since Inception
Advisor Class*,**	Return Before Taxes	26.26%	21.98%
	Return After Taxes on Distributions	22.88%	21.04%
	Return After Taxes on Distributions and Sale of Fund Shares	16.62%	17.67%
Class A**	Return Before Taxes	20.57%	20.52%
Class C**	Return Before Taxes	24.01%	20.77%
Class Z**	Return Before Taxes	26.26%	21.98%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		28.71%	18.12%
*	After‑tax Returns:
–
Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Fund shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
**
Inception date for Advisor Class shares is June 28, 2017. Inception date for Class A shares and Class Z shares is January 31, 2022. Inception date for Class C shares is April 29, 2022. Performance information for Class A shares, Class C and Class Z shares for periods prior to their inception date is the performance of the Fund’s Advisor Class shares adjusted to reflect the expenses of Class A shares, Class C shares and Class Z shares, respectively.

*        *        *        *        *

Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax Returns:–Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and–Are not relevant to investors who hold Fund shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
AB Sustainable US Thematic Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.26%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	21.98%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2017	[1],[2]
AB Sustainable US Thematic Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.57%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	20.52%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2022	[1]
AB Sustainable US Thematic Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.01%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	20.77%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2022	[1]
AB Sustainable US Thematic Portfolio | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.26%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	21.98%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2022	[1]
AB Sustainable US Thematic Portfolio | Return After Taxes on Distributions | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.88%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	21.04%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2017	[1],[2]
AB Sustainable US Thematic Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.62%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	17.67%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2017	[1],[2]
AB Sustainable US Thematic Portfolio | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.71%
Since Inception	rr_AverageAnnualReturnSinceInception	18.12%

[1]
Inception date for Advisor Class shares is June 28, 2017. Inception date for Class A shares and Class Z shares is January 31, 2022. Inception date for Class C shares is April 29, 2022. Performance information for Class A shares, Class C and Class Z shares for periods prior to their inception date is the performance of the Fund’s Advisor Class shares adjusted to reflect the expenses of Class A shares, Class C shares and Class Z shares, respectively.

[2]	After-tax Returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.